Income Taxes - Reconciliation of Statutory Income Tax Rate to Effective Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
PRC Statutory income tax rate, Amount	$ 2,471
Change in valuation allowance, Amount	3,626
Effect of tax holiday, Amount	1,859
Share-based compensation awards, Amount	279
Additional tax deduction for qualified research and development expenses, Amount	(1,519)
Tax filling difference, Amount	(595)
Other adjustments, Amount	36
Effective tax rate, Amount	$ 323	$ 258	$ 422
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC Statutory income tax rate. Percent	25.00%	25.00%	25.00%
Statutory tax rate difference, Percent		5.52%	(8.06%)
Change in valuation allowance, Percent	36.69%	(19.65%)	7.80%
Others, Percent		(0.62%)	(0.61%)
Effect of tax holiday, Percent	(18.81%)	(8.80%)	(11.25%)
Share-based Compensation expenses, Percent	2.82%	(9.17%)	(7.73%)
Additional tax deduction for qualified research and development expenses, Percent	(15.37%)	(5.55%)	(3.90%)
Tax filing differences, Percent	(6.02%)	(0.57%)	(5.73%)
Other adjustments, Percent	0.38%
Permanent differences, Percent		2.08%	(3.81%)
Effective tax rate, Percent	3.27%	(0.66%)	(0.49%)
United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference, Amount	$ 904
Change in valuation allowance, Amount	(577)
Share-based compensation awards, Amount	(138)
Tax Credits, Amount	(902)
Others, Amount	$ (45)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference, Percent	9.15%
Change in valuation allowance, Percent	(5.84%)
Share-based compensation awards, Percent	(1.40%)
Tax Credits, Percent	(9.13%)
Others, Percent	(0.46%)
Singapore
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference, Amount	$ (517)
Change in valuation allowance, Amount	(316)
Others, Amount	$ 5
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference, Percent	(5.23%)
Share-based compensation awards, Percent	(3.20%)
Others, Percent	0.05%
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Nontaxable Income, Amount	$ (1,787)
Others, Amount	$ 30
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Nontaxable Income, Percent	(18.08%)
Others, Percent	0.30%
Cayman
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference, Amount	$ (3,499)
Others, Amount	$ 2
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference, Percent	(35.40%)
Others, Percent	0.02%
The British Virgin Islands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference, Amount	$ 707
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference, Percent	7.15%
India
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Withholding tax, Amount	$ 161
Others, Amount	$ 48
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Others, Percent	0.49%
Withholding tax, Percent	1.63%
Other foreign Jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference, Amount	$ 90
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference, Percent	0.91%